Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13)	$ (824)	$ (120)
Impairment losses related to other non-current assets	$ 64	$ 52
Land Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Classes of PPE	6.00%	6.00%
Buildings and Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13)	$ (42)	$ 0
Classes of PPE	32.00%	32.00%
Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13)	$ (507)	$ (52)
Classes of PPE	52.00%	51.00%
Mine development costs [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13)	$ (137)	$ 0
Classes of PPE	4.00%	4.00%
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13)	$ (48)	$ 0
Classes of PPE	6.00%	7.00%
White Springs [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13)	$ 215
Potash [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13)	(23)	$ 0
Phosphate [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13)	$ (769)	$ 0